Intangible Assets (Details 1) - Patents [Member] - USD ($)	Jun. 30, 2015	Sep. 30, 2014
Finite-Lived Intangible Assets [Line Items]
2015	$ 174,006	$ 162,281
2016	123,476	158,847
2017	30,556	80,861
2018	23,235	16,254
2019	21,971	10,401
Thereafter	30,345	18,783
Intangible assets net	$ 403,589	$ 447,427